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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Litespeed Management LLC
Address:    237 Park Ave Ste 900
            New York, NY 10017

Form 13F File Number: 28-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jamie Zimmerman
Title:    Authorized Signatory
Phone:    212-808-7420

Signature, Place, and Date of Signing:

Jamie Zimmerman             New York, NY             May 14, 2013
----------------          ---------------          ----------------
 [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                 Name

      28-
           -------------------------      -------------------
      [Repeat as necessary.]

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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  508370
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.    Form 13F File Number       Name

             28-
                 --------------         ---------------------

      [Repeat as necessary.]

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3/31/2013
Page 1
CIK: 1292975
CCC: ww6dh@ho

                                                                VALUATION CURRENCY: USD
                         --------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2    ITEM 3      ITEM 4        ITEM 5            ITEM 6          ITEM 7          ITEM 8
------------------------ -------- --------- -------------- ------------- --------------------- -------- -------------------------
                                                 Fair        Shares of        Investment
                         Title of   Cusip       Market       Principal        Descretion                     Voting Authority
Name of Issuer            Class     Number      Value         Amount     Sole   Shared   Other Managers    Sole      Shared Other
Anadarko Petroleum
 Corporation              Common  032511107  35,154,900.00    402,000.00   X                     LITE     402,000.00      0     0
Avon Products Inc.        Common  054303102  25,018,249.00  1,206,862.00   X                     LITE   1,206,862.00      0     0
Diamond Foods Inc.        Common  252603105  36,870,949.00  2,186,889.00   X                     LITE   2,186,889.00      0     0
Dynegy Inc.               Common  26817r108  22,170,071.00    924,138.00   X                     LITE     924,138.00      0     0
Gray Television Inc.      Common  389375106  20,164,552.00  4,299,478.00   X                     LITE   4,299,478.00      0     0
Macquarie Infrastructure
 Co                       Common  55608B105  45,678,715.00    845,276.00   X                     LITE     845,276.00      0     0
McGraw-Hill Companies
 Inc.                     Common  580645109  61,262,329.00  1,176,312.00   X                     LITE   1,176,312.00      0     0
MetroPCS Communications
 Inc.                     Common  591708102  62,658,486.00  5,748,485.00   X                     LITE   5,748,485.00      0     0
National Bank Holdings
 Corp.                    Common  633707104  22,466,910.00  1,227,700.00   X                     LITE   1,227,700.00      0     0
Sandridge Energy Inc.     Common  80007p307  51,979,370.00  9,863,258.00   X                     LITE   9,863,258.00      0     0
Seagate Technology        Common  052580676  31,422,678.00    859,600.00   X                     LITE     859,600.00      0     0
Theravance Inc.           Common  88338t104  35,902,258.00  1,519,994.00   X                     LITE   1,519,994.00      0     0
Tronox Ltd.               Common  897051306  46,473,369.00  2,345,955.00   X                     LITE   2,345,955.00      0     0
Vical Inc.                Common  925602104   5,130,212.00  1,288,998.00   X                     LITE   1,288,998.00      0     0
Dynegy Inc. Warrants      Common  26817r116   6,016,843.00  4,664,219.00   X                     LITE   4,664,219.00      0     0
                                            --------------
  Total Under Management:                   508,369,891.00